Shareholder Report, Holdings (Details)	Mar. 31, 2026
Thornburg Global Opportunities Fund - Class A | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class A | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class A | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class C | Small Cap 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class C | Mid Cap 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class C | Large Cap 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class I | Small Cap 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class I | Mid Cap 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class I | Large Cap 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class R3 | Small Cap 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class R3 | Mid Cap 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class R3 | Large Cap 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class R4 | Small Cap 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class R4 | Mid Cap 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class R4 | Large Cap 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class R5 | Small Cap 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class R5 | Mid Cap 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class R5 | Large Cap 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg Global Opportunities Fund - Class R6 | Small Cap 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Global Opportunities Fund - Class R6 | Mid Cap 76 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Global Opportunities Fund - Class R6 | Large Cap 78 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
Thornburg International Equity Fund - Class A | Small Cap 86 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class A | Mid Cap 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class A | Large Cap 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class C | Small Cap 98 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class C | Mid Cap 100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class C | Large Cap 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class I | Small Cap 109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class I | Mid Cap 111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class I | Large Cap 113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class R3 | Small Cap 120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R3 | Mid Cap 122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class R3 | Large Cap 124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class R4 | Small Cap 131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R4 | Mid Cap 133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class R4 | Large Cap 135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class R5 | Small Cap 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R5 | Mid Cap 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class R5 | Large Cap 146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg International Equity Fund - Class R6 | Small Cap 153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity Fund - Class R6 | Mid Cap 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg International Equity Fund - Class R6 | Large Cap 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Thornburg Better World International Fund - Class A | Small Cap 165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Better World International Fund - Class A | Mid Cap 167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg Better World International Fund - Class A | Large Cap 169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Thornburg Better World International Fund - Class C | Small Cap 177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Better World International Fund - Class C | Mid Cap 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg Better World International Fund - Class C | Large Cap 181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Thornburg Better World International Fund - Class I | Small Cap 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Better World International Fund - Class I | Mid Cap 190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Thornburg Better World International Fund - Class I | Large Cap 192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Thornburg International Growth Fund - Class A | Small Cap 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class A | Mid Cap 204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class A | Large Cap 206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class C | Small Cap 216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class C | Mid Cap 218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class C | Large Cap 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class I | Small Cap 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class I | Mid Cap 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class I | Large Cap 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class R3 | Small Cap 242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class R3 | Mid Cap 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class R3 | Large Cap 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class R4 | Small Cap 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class R4 | Mid Cap 257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class R4 | Large Cap 259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class R5 | Small Cap 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class R5 | Mid Cap 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class R5 | Large Cap 272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg International Growth Fund - Class R6 | Small Cap 281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg International Growth Fund - Class R6 | Mid Cap 283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thornburg International Growth Fund - Class R6 | Large Cap 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Thornburg Developing World Fund Class A | Small Cap 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class A | Mid Cap 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thornburg Developing World Fund Class A | Large Cap 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Thornburg Developing World Fund Class C | Small Cap 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class C | Mid Cap 307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thornburg Developing World Fund Class C | Large Cap 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Thornburg Developing World Fund Class I | Small Cap 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class I | Mid Cap 318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thornburg Developing World Fund Class I | Large Cap 320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Thornburg Developing World Fund Class R5 | Small Cap 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class R5 | Mid Cap 329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thornburg Developing World Fund Class R5 | Large Cap 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Thornburg Developing World Fund Class R6 | Small Cap 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Developing World Fund Class R6 | Mid Cap 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Thornburg Developing World Fund Class R6 | Large Cap 342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Thornburg Small/Mid Cap Core Fund - Class A | Small Cap 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class A | Mid Cap 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class A | Large Cap 360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Core Fund - Class C | Small Cap 374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class C | Mid Cap 376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class C | Large Cap 378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Core Fund - Class I | Small Cap 391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class I | Mid Cap 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class I | Large Cap 395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Core Fund - Class R3 | Small Cap 408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class R3 | Mid Cap 410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class R3 | Large Cap 412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Core Fund - Class R4 | Small Cap 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class R4 | Mid Cap 427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class R4 | Large Cap 429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Core Fund - Class R5 | Small Cap 442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg Small/Mid Cap Core Fund - Class R5 | Mid Cap 444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg Small/Mid Cap Core Fund - Class R5 | Large Cap 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg American Opportunities Fund ETF Class | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Thornburg American Opportunities Fund ETF Class | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Thornburg American Opportunities Fund ETF Class | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Thornburg Small/Mid Cap Growth Fund - Class A | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class A | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class A | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - Class C | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class C | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class C | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - Class I | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class I | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class I | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Small/Mid Cap Growth Fund - ETF Class | Small Cap 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Small/Mid Cap Growth Fund - ETF Class | Mid Cap 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Thornburg Small/Mid Cap Growth Fund - ETF Class | Large Cap 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Thornburg Investment Income Builder Fund - Class A | Foreign Equity 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class A | Domestic Equity 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class A | Domestic Other Bonds 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class A | Domestic Corporate Bonds 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class A | Foreign Bonds 466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class A | Other Assets Less Liabilities 468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class C | Foreign Equity 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class C | Domestic Equity 482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class C | Domestic Other Bonds 484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class C | Domestic Corporate Bonds 486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class C | Foreign Bonds 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class C | Other Assets Less Liabilities 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class I | Foreign Equity 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class I | Domestic Equity 503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class I | Domestic Other Bonds 505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class I | Domestic Corporate Bonds 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class I | Foreign Bonds 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class I | Other Assets Less Liabilities 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Equity 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Equity 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Other Bonds 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R3 | Domestic Corporate Bonds 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class R3 | Foreign Bonds 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class R3 | Other Assets Less Liabilities 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Equity 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Equity 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Other Bonds 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R4 | Domestic Corporate Bonds 549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class R4 | Foreign Bonds 551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class R4 | Other Assets Less Liabilities 553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Equity 564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Equity 566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Other Bonds 568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R5 | Domestic Corporate Bonds 570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class R5 | Foreign Bonds 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class R5 | Other Assets Less Liabilities 574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Equity 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Equity 587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Other Bonds 589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Investment Income Builder Fund - Class R6 | Domestic Corporate Bonds 591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg Investment Income Builder Fund - Class R6 | Foreign Bonds 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Investment Income Builder Fund - Class R6 | Other Assets Less Liabilities 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Summit Fund - Class A | Foreign Equity 607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Thornburg Summit Fund - Class A | Domestic Equity 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Thornburg Summit Fund - Class A | Domestic Other Bonds 611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Thornburg Summit Fund - Class A | Domestic Corporate Bonds 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Summit Fund - Class A | Foreign Bonds 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Summit Fund - Class A | Other Assets Less Liabilities 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Summit Fund - Class I | Foreign Equity 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Thornburg Summit Fund - Class I | Domestic Equity 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Thornburg Summit Fund - Class I | Domestic Other Bonds 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Thornburg Summit Fund - Class I | Domestic Corporate Bonds 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Thornburg Summit Fund - Class I | Foreign Bonds 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Summit Fund - Class I | Other Assets Less Liabilities 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Thornburg Ultra Short Income Fund Class A | U S Government 648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Ultra Short Income Fund Class A | A A A 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Thornburg Ultra Short Income Fund Class A | A A 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg Ultra Short Income Fund Class A | A 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Ultra Short Income Fund Class A | B B B 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Thornburg Ultra Short Income Fund Class A | N R 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Ultra Short Income Fund Class A | Below Invest Grade 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Ultra Short Income Fund Class A | Cash Equivalents Other 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Ultra Short Income Fund Class I | U S Government 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thornburg Ultra Short Income Fund Class I | A A A 673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Thornburg Ultra Short Income Fund Class I | A A 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg Ultra Short Income Fund Class I | A 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Thornburg Ultra Short Income Fund Class I | B B B 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Thornburg Ultra Short Income Fund Class I | N R 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Ultra Short Income Fund Class I | Below Invest Grade 683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Thornburg Ultra Short Income Fund Class I | Cash Equivalents Other 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Thornburg Limited Term U.S. Government Fund - Class A | U S Treasury Securities 695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class A | U S Government Agencies 697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class A | Mortgage Backed 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class A | Corporate Bonds 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class A | Cash Equivalents Other 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class C | U S Treasury Securities 713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class C | U S Government Agencies 715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class C | Mortgage Backed 717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class C | Corporate Bonds 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class C | Cash Equivalents Other 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Treasury Securities 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class C2 | U S Government Agencies 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class C2 | Mortgage Backed 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class C2 | Corporate Bonds 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class C2 | Cash Equivalents Other 739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class I | U S Treasury Securities 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class I | U S Government Agencies 750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class I | Mortgage Backed 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class I | Corporate Bonds 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class I | Cash Equivalents Other 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Treasury Securities 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class R3 | U S Government Agencies 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class R3 | Mortgage Backed 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class R3 | Corporate Bonds 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class R3 | Cash Equivalents Other 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Treasury Securities 782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class R4 | U S Government Agencies 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class R4 | Mortgage Backed 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class R4 | Corporate Bonds 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class R4 | Cash Equivalents Other 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Treasury Securities 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Thornburg Limited Term U.S. Government Fund - Class R5 | U S Government Agencies 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thornburg Limited Term U.S. Government Fund - Class R5 | Mortgage Backed 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Thornburg Limited Term U.S. Government Fund - Class R5 | Corporate Bonds 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Thornburg Limited Term U.S. Government Fund - Class R5 | Cash Equivalents Other 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Limited Term Income Fund - Class A | U S Government 817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class A | A A A 819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class A | A A 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class A | A 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class A | B B B 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class A | N R 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class A | Below Invest Grade 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class A | Cash Equivalents Other 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class C | U S Government 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class C | A A A 843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class C | A A 845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class C | A 847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class C | B B B 849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class C | N R 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class C | Below Invest Grade 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class C | Cash Equivalents Other 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class C2 | U S Government 865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class C2 | A A A 867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class C2 | A A 869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class C2 | A 871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class C2 | B B B 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class C2 | N R 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class C2 | Below Invest Grade 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class C2 | Cash Equivalents Other 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class I | U S Government 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class I | A A A 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class I | A A 892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class I | A 894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class I | B B B 896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class I | N R 898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class I | Below Invest Grade 900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class I | Cash Equivalents Other 902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class R3 | U S Government 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class R3 | A A A 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class R3 | A A 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class R3 | A 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R3 | B B B 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class R3 | N R 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class R3 | Below Invest Grade 923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R3 | Cash Equivalents Other 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class R4 | U S Government 934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class R4 | A A A 936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class R4 | A A 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class R4 | A 940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R4 | B B B 942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class R4 | N R 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class R4 | Below Invest Grade 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R4 | Cash Equivalents Other 948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class R5 | U S Government 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class R5 | A A A 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class R5 | A A 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class R5 | A 963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R5 | B B B 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class R5 | N R 967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class R5 | Below Invest Grade 969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R5 | Cash Equivalents Other 971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Limited Term Income Fund - Class R6 | U S Government 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Thornburg Limited Term Income Fund - Class R6 | A A A 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Thornburg Limited Term Income Fund - Class R6 | A A 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Thornburg Limited Term Income Fund - Class R6 | A 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Thornburg Limited Term Income Fund - Class R6 | B B B 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Thornburg Limited Term Income Fund - Class R6 | N R 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thornburg Limited Term Income Fund - Class R6 | Below Invest Grade 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Limited Term Income Fund - Class R6 | Cash Equivalents Other 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Core Plus Bond Fund Class A | U S Government 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Thornburg Core Plus Bond Fund Class A | A A A 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Core Plus Bond Fund Class A | A A 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class A | A 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Thornburg Core Plus Bond Fund Class A | B B B 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Core Plus Bond Fund Class A | N R 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Core Plus Bond Fund Class A | Below Invest Grade 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Core Plus Bond Fund Class A | Cash Equivalents Other 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thornburg Core Plus Bond Fund Class C | U S Government 1024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Thornburg Core Plus Bond Fund Class C | A A A 1026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Core Plus Bond Fund Class C | A A 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class C | A 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Thornburg Core Plus Bond Fund Class C | B B B 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Core Plus Bond Fund Class C | N R 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Core Plus Bond Fund Class C | Below Invest Grade 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Core Plus Bond Fund Class C | Cash Equivalents Other 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thornburg Core Plus Bond Fund Class I | U S Government 1045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Thornburg Core Plus Bond Fund Class I | A A A 1047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Core Plus Bond Fund Class I | A A 1049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thornburg Core Plus Bond Fund Class I | A 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Thornburg Core Plus Bond Fund Class I | B B B 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Thornburg Core Plus Bond Fund Class I | N R 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Core Plus Bond Fund Class I | Below Invest Grade 1057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Core Plus Bond Fund Class I | Cash Equivalents Other 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R6 | U S Government 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Class R6 | A A A 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class R6 | A A 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R6 | A 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R6 | B B B 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Class R6 | N R 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R6 | Below Invest Grade 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class R6 | Cash Equivalents Other 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thornburg Strategic Income Fund - Class A | U S Government 1090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class A | A A A 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class A | A A 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class A | A 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class A | B B B 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class A | B B 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class A | B 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class A | C C 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class A | C C C 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class A | D 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class A | N R 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class A | Cash Equivalents Other 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class C | U S Government 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class C | A A A 1124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class C | A A 1126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class C | A 1128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class C | B B B 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class C | B B 1132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class C | B 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class C | C C 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class C | C C C 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class C | D 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class C | N R 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class C | Cash Equivalents Other 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class I | U S Government 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class I | A A A 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class I | A A 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class I | A 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class I | B B B 1161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class I | B B 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class I | B 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class I | C C 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class I | C C C 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class I | D 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class I | N R 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class I | Cash Equivalents Other 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class R3 | U S Government 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class R3 | A A A 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R3 | A A 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class R3 | A 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R3 | B B B 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R3 | B B 1194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class R3 | B 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R3 | C C 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R3 | C C C 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R3 | D 1202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class R3 | N R 1204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class R3 | Cash Equivalents Other 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class R4 | U S Government 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class R4 | A A A 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R4 | A A 1219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class R4 | A 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R4 | B B B 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R4 | B B 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class R4 | B 1227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R4 | C C 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R4 | C C C 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R4 | D 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class R4 | N R 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class R4 | Cash Equivalents Other 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class R5 | U S Government 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class R5 | A A A 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R5 | A A 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class R5 | A 1252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R5 | B B B 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R5 | B B 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class R5 | B 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R5 | C C 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R5 | C C C 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R5 | D 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class R5 | N R 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class R5 | Cash Equivalents Other 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Strategic Income Fund - Class R6 | U S Government 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Thornburg Strategic Income Fund - Class R6 | A A A 1279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R6 | A A 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Strategic Income Fund - Class R6 | A 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Thornburg Strategic Income Fund - Class R6 | B B B 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Thornburg Strategic Income Fund - Class R6 | B B 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Thornburg Strategic Income Fund - Class R6 | B 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Thornburg Strategic Income Fund - Class R6 | C C 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Strategic Income Fund - Class R6 | C C C 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Thornburg Strategic Income Fund - Class R6 | D 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Strategic Income Fund - Class R6 | N R 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Strategic Income Fund - Class R6 | Cash Equivalents Other 1299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Short Duration Municipal Fund Class A | A A A 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Short Duration Municipal Fund Class A | A A 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Thornburg Short Duration Municipal Fund Class A | A 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Thornburg Short Duration Municipal Fund Class A | B B B 1315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Thornburg Short Duration Municipal Fund Class A | N R 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg Short Duration Municipal Fund Class A | Below Invest Grade 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class A | Cash Cash Equivalent 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Short Duration Municipal Fund Class I | A A A 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Thornburg Short Duration Municipal Fund Class I | A A 1332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Thornburg Short Duration Municipal Fund Class I | A 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Thornburg Short Duration Municipal Fund Class I | B B B 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Thornburg Short Duration Municipal Fund Class I | N R 1338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Thornburg Short Duration Municipal Fund Class I | Below Invest Grade 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Short Duration Municipal Fund Class I | Cash Cash Equivalent 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Thornburg Limited Term Municipal Fund - Class A | A A A 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class A | A A 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Thornburg Limited Term Municipal Fund - Class A | A 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg Limited Term Municipal Fund - Class A | B B B 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class A | N R 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Limited Term Municipal Fund - Class A | Below Invest Grade 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Limited Term Municipal Fund - Class C | A A A 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class C | A A 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Thornburg Limited Term Municipal Fund - Class C | A 1378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg Limited Term Municipal Fund - Class C | B B B 1380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class C | N R 1382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Limited Term Municipal Fund - Class C | Below Invest Grade 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Limited Term Municipal Fund - Class C2 | A A A 1396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class C2 | A A 1398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Thornburg Limited Term Municipal Fund - Class C2 | A 1400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg Limited Term Municipal Fund - Class C2 | B B B 1402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class C2 | N R 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Limited Term Municipal Fund - Class C2 | Below Invest Grade 1406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Limited Term Municipal Fund - Class I | A A A 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class I | A A 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Thornburg Limited Term Municipal Fund - Class I | A 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Thornburg Limited Term Municipal Fund - Class I | B B B 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Thornburg Limited Term Municipal Fund - Class I | N R 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Limited Term Municipal Fund - Class I | Below Invest Grade 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg Intermediate Municipal Fund - Class A | A A A 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Intermediate Municipal Fund - Class A | A A 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Thornburg Intermediate Municipal Fund - Class A | A 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Thornburg Intermediate Municipal Fund - Class A | B B B 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Intermediate Municipal Fund - Class A | N R 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class A | Below Invest Grade 1449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Thornburg Intermediate Municipal Fund - Class C | A A A 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Intermediate Municipal Fund - Class C | A A 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Thornburg Intermediate Municipal Fund - Class C | A 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Thornburg Intermediate Municipal Fund - Class C | B B B 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Intermediate Municipal Fund - Class C | N R 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class C | Below Invest Grade 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg Intermediate Municipal Fund - Class C | Cash Cash Equivalent 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Thornburg Intermediate Municipal Fund - Class C2 | A A A 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Intermediate Municipal Fund - Class C2 | A A 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Thornburg Intermediate Municipal Fund - Class C2 | A 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Thornburg Intermediate Municipal Fund - Class C2 | B B B 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Intermediate Municipal Fund - Class C2 | N R 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class C2 | Below Invest Grade 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg Intermediate Municipal Fund - Class C2 | Cash Cash Equivalent 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Thornburg Intermediate Municipal Fund - Class I | A A A 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Intermediate Municipal Fund - Class I | A A 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Thornburg Intermediate Municipal Fund - Class I | A 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Thornburg Intermediate Municipal Fund - Class I | B B B 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg Intermediate Municipal Fund - Class I | N R 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg Intermediate Municipal Fund - Class I | Below Invest Grade 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Thornburg Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Thornburg Strategic Municipal Income Fund Class A | A A A 1524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Strategic Municipal Income Fund Class A | A A 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thornburg Strategic Municipal Income Fund Class A | A 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Thornburg Strategic Municipal Income Fund Class A | B B B 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg Strategic Municipal Income Fund Class A | N R 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Thornburg Strategic Municipal Income Fund Class A | Below Invest Grade 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Strategic Municipal Income Fund Class A | Cash Cash Equivalent 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Strategic Municipal Income Fund Class C | A A A 1544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Strategic Municipal Income Fund Class C | A A 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thornburg Strategic Municipal Income Fund Class C | A 1548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Thornburg Strategic Municipal Income Fund Class C | B B B 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg Strategic Municipal Income Fund Class C | N R 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Thornburg Strategic Municipal Income Fund Class C | Below Invest Grade 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Strategic Municipal Income Fund Class C | Cash Cash Equivalent 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg Strategic Municipal Income Fund Class I | A A A 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thornburg Strategic Municipal Income Fund Class I | A A 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Thornburg Strategic Municipal Income Fund Class I | A 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Thornburg Strategic Municipal Income Fund Class I | B B B 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg Strategic Municipal Income Fund Class I | N R 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Thornburg Strategic Municipal Income Fund Class I | Below Invest Grade 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Thornburg Strategic Municipal Income Fund Class I | Cash Cash Equivalent 1575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Thornburg California Limited Term Municipal Fund - Class A | A A A 1583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class A | A A 1585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Thornburg California Limited Term Municipal Fund - Class A | A 1587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg California Limited Term Municipal Fund - Class A | B B B 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg California Limited Term Municipal Fund - Class A | N R 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg California Limited Term Municipal Fund - Class A | Below Invest Grade 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg California Limited Term Municipal Fund - Class A | Cash Cash Equivalent 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Thornburg California Limited Term Municipal Fund - Class C | A A A 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class C | A A 1605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Thornburg California Limited Term Municipal Fund - Class C | A 1607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg California Limited Term Municipal Fund - Class C | B B B 1609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg California Limited Term Municipal Fund - Class C | N R 1611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg California Limited Term Municipal Fund - Class C | Below Invest Grade 1613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg California Limited Term Municipal Fund - Class C | Cash Cash Equivalent 1615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Thornburg California Limited Term Municipal Fund - Class C2 | A A A 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class C2 | A A 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Thornburg California Limited Term Municipal Fund - Class C2 | A 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg California Limited Term Municipal Fund - Class C2 | B B B 1629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg California Limited Term Municipal Fund - Class C2 | N R 1631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg California Limited Term Municipal Fund - Class C2 | Below Invest Grade 1633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg California Limited Term Municipal Fund - Class C2 | Cash Cash Equivalent 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Thornburg California Limited Term Municipal Fund - Class I | A A A 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg California Limited Term Municipal Fund - Class I | A A 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
Thornburg California Limited Term Municipal Fund - Class I | A 1646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Thornburg California Limited Term Municipal Fund - Class I | B B B 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Thornburg California Limited Term Municipal Fund - Class I | N R 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thornburg California Limited Term Municipal Fund - Class I | Below Invest Grade 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Thornburg California Limited Term Municipal Fund - Class I | Cash Cash Equivalent 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A A 1662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A A 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Thornburg New Mexico Intermediate Municipal Fund - Class A | A 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class A | B B B 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class A | N R 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Below Invest Grade 1672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A A 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A A 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Thornburg New Mexico Intermediate Municipal Fund - Class D | A 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class D | B B B 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class D | N R 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Below Invest Grade 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class D | Cash Cash Equivalent 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A A 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A A 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Thornburg New Mexico Intermediate Municipal Fund - Class I | A 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class I | B B B 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Thornburg New Mexico Intermediate Municipal Fund - Class I | N R 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Below Invest Grade 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New Mexico Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg New York Intermediate Municipal Fund - Class A | A A A 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Thornburg New York Intermediate Municipal Fund - Class A | A A 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg New York Intermediate Municipal Fund - Class A | A 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Thornburg New York Intermediate Municipal Fund - Class A | B B B 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Thornburg New York Intermediate Municipal Fund - Class A | N R 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg New York Intermediate Municipal Fund - Class A | Below Invest Grade 1730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class A | Cash Cash Equivalent 1732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Thornburg New York Intermediate Municipal Fund - Class I | A A A 1739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Thornburg New York Intermediate Municipal Fund - Class I | A A 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Thornburg New York Intermediate Municipal Fund - Class I | A 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Thornburg New York Intermediate Municipal Fund - Class I | B B B 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Thornburg New York Intermediate Municipal Fund - Class I | N R 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg New York Intermediate Municipal Fund - Class I | Below Invest Grade 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg New York Intermediate Municipal Fund - Class I | Cash Cash Equivalent 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Thornburg Emerging Markets Managed Account Fund Class SMA | Small Cap 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Emerging Markets Managed Account Fund Class SMA | Mid Cap 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Thornburg Emerging Markets Managed Account Fund Class SMA | Large Cap 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.10%
Thornburg High Income Bond Managed Account Fund Class SMA | U S Government 1769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Thornburg High Income Bond Managed Account Fund Class SMA | A A A 1771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Thornburg High Income Bond Managed Account Fund Class SMA | A A 1773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg High Income Bond Managed Account Fund Class SMA | A 1775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Thornburg High Income Bond Managed Account Fund Class SMA | B B B 1777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Thornburg High Income Bond Managed Account Fund Class SMA | B B 1779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Thornburg High Income Bond Managed Account Fund Class SMA | B 1781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thornburg High Income Bond Managed Account Fund Class SMA | C C C 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg High Income Bond Managed Account Fund Class SMA | D 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg High Income Bond Managed Account Fund Class SMA | N R 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg High Income Bond Managed Account Fund Class SMA | Cash Equivalents Other 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | U S Government 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A A A 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A A 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | A 1802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | B B B 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | N R 1806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | Below Invest Grade 1808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Investment Grade Bond Managed Account Fund Class SMA | Cash Equivalents Other 1810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Thornburg Municipal Managed Account Fund Class SMA | A A A 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thornburg Municipal Managed Account Fund Class SMA | A A 1819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Thornburg Municipal Managed Account Fund Class SMA | A 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Thornburg Municipal Managed Account Fund Class SMA | B B B 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Thornburg Municipal Managed Account Fund Class SMA | B B 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Thornburg Municipal Managed Account Fund Class SMA | N R 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Thornburg Municipal Managed Account Fund Class SMA | Below Invest Grade 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Municipal Managed Account Fund Class SMA | Cash Cash Equivalent 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thornburg Capital Management Fund - Class I | Commercial Paper 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Thornburg Capital Management Fund - Class I | Repurchase Agreement 1840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Capital Management Fund - Class I | U S Treasury Securities 1842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Capital Management Fund - Class I | Mutual Fund 1844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg Capital Management Fund - Class I | Other Assets Less Liabilities 1846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%